Exceptional items	12 Months Ended
Dec. 31, 2023
Exceptional items
Exceptional items

5.  Exceptional items

	Year ended December 31,
	2023	2022	2021
	$’m	$’m	$’m
Start-up related and other costs	36	67	30
Impairment - property, plant and equipment	18	—	—
Restructuring costs	38	—	—
Exceptional items – cost of sales	92	67	30
Transaction-related and other costs	14	23	242
Exceptional items – SG&A expenses	14	23	242
Exceptional finance (income)/expense	(58)	(218)	57
Exceptional items – finance (income)/expense	(58)	(218)	57
Exceptional income tax credit (note 7)	(14)	(17)	(17)
Total exceptional items, net of tax	34	(145)	312

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2023

A net charge of $48 million, before tax, has been recognized as exceptional items for the year ended December 31, 2023, primarily comprising:

●	$36 million start-up related and other costs in the Americas ($20 million) and in Europe ($16 million), primarily relating to the Group’s investment programs.
●	$18 million relating to impairment of property, plant and equipment in Europe ($9 million) following the decision to close the remaining steel lines in the Weissenthurm production facility in Germany, completing the conversion to an aluminum only facility, and the Americas ($9 million) in respect of the closure of the Whitehouse, Ohio production facility which was completed in February 2024.
●	$38 million restructuring costs in the Americas ($20 million) and Europe ($18 million), primarily related to the Whitehouse facility and Weissenthurm steel line closures.
●	$14 million transaction-related and other costs, comprised of a $6 million legal settlement in respect of a contract manufacturing agreement arising from Ardagh Group’s acquisition of the beverage can business and $8 million of professional advisory fees and other costs primarily in relation to transformation initiatives.
●	$58 million net exceptional finance income primarily relates to a gain on movements in the fair market values on the Earnout Shares, Private and Public Warrants.
●	Tax credits of $14 million have been incurred relating to the above exceptional items.

2022

A net credit of $128 million, before tax, has been recognized as exceptional items for the year ended December 31, 2022, primarily comprising:

●	$67 million start-up related and other costs in the Americas ($40 million) and in Europe ($27 million), primarily relating to the Group’s investment programs.
●	$23 million transaction-related and other costs, primarily comprised of $14 million of professional advisory fees and other costs in relation to transformation initiatives, and $9 million of foreign currency translation losses relating to the exceptional cost of hedging activities in the Americas.
●	$218 million net exceptional finance income primarily relates to a gain on movements in the fair market values of $242 million on the Earnout Shares, Private and Public Warrants, partly offset by a foreign currency loss of $22 million thereon.
●	Tax credits of $17 million have been incurred relating to the above exceptional items.

2021

A net charge of $329 million, before tax, has been recognized as exceptional items for the year ended December 31, 2021, primarily comprising:

●	$30 million start-up related costs in the Americas ($21 million) and Europe ($9 million), relating to the Group’s investment programs.
●	$242 million transaction-related and other costs, primarily comprised of an expense of $205 million relating to the service for the listing of the Ordinary Shares upon the completion of the Business Combination on August 4,
2021 and $41 million of professional advisory fees in relation to the Business Combination and transactions and other costs related to transformation initiatives, partly offset by a $4 million credit related to a loan forgiven with respect to the U.S. pension plan.
●	$57 million exceptional finance expense comprised of a charge of $52 million from the Ardagh Group for redemption premiums and issuance costs on related party borrowings in conjunction with the AMP Transfer, $5 million interest payable on the AMP Notes Issuance in March 2021 related to the period prior to completion of the AMP Transfer on April 1, 2021 and a net $13 million foreign currency loss on the Earnout Shares and Private and Public Warrants, partly offset by a foreign currency translation gain of $13 million on the Promissory Note issued by the Company to the Ardagh Group as part of the consideration in connection with the Business Combination.
●	Tax credits of $17 million have been incurred relating to the above exceptional items.